Contractual Obligations, Commitments and Contingencies - Schedule of Future Periods Relating to Contractual Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Presents payments in future periods relating to contractual obligations [Line Items]
- Repayments: fixed rates	$ 2,134.9
- Repayments: variables rates(a)	809.2
- Bonds and facilities interests	9.0
Total Long-term debt obligations	2,953.1	$ 3,284.8	$ 3,585.9
- Finance lease Obligations: fixed rates	35.6
Total Finance lease obligations	35.6	39.4	77.3
Bareboat agreements	460.2	533.9	518.3
Other operating lease agreements	190.9	234.7	309.0
Total Contractual Obligations(b)	3,639.8	$ 4,092.8	$ 4,490.5
Less than 1 Year [Member]
Presents payments in future periods relating to contractual obligations [Line Items]
- Repayments: fixed rates	2,134.9
- Repayments: variables rates(a)	809.2
- Bonds and facilities interests	9.0
Total Long-term debt obligations	2,953.1
- Finance lease Obligations: fixed rates	8.2
Total Finance lease obligations	8.2
Bareboat agreements	72.2
Other operating lease agreements	49.7
Total Contractual Obligations(b)	3,083.2
2 - 3 Years [member]
Presents payments in future periods relating to contractual obligations [Line Items]
- Finance lease Obligations: fixed rates	15.6
Total Finance lease obligations	15.6
Bareboat agreements	102.9
Other operating lease agreements	55.2
Total Contractual Obligations(b)	173.7
4-5 Years [Member]
Presents payments in future periods relating to contractual obligations [Line Items]
- Finance lease Obligations: fixed rates	11.8
Total Finance lease obligations	11.8
Bareboat agreements	91.3
Other operating lease agreements	41.5
Total Contractual Obligations(b)	144.6
After 5 years [member]
Presents payments in future periods relating to contractual obligations [Line Items]
Bareboat agreements	193.8
Other operating lease agreements	44.5
Total Contractual Obligations(b)	$ 238.3